Convertible Loans (Details) - Schedule of convertible loans (Parentheticals) - Convertible Loans [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Convertible Loans (Details) - Schedule of convertible loans (Parentheticals) [Line Items]
Convertible loans	$ 0
Net of discount	$ 41,611